Share Capital - Schedule of Activity related to Share Option (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 $ / shares
Schedule of Activity Related to Share Option [Abstract]
Shares Outstanding Beginning Balance	50,000
Weighted Average Exercise Price Outstanding Beginning Balance	$ 2
Shares Options granted		50,000
Weighted Average Exercise Price Options granted		$ 2
Shares Outstanding Ending Balance	50,000	50,000
Weighted Average Exercise Price Outstanding Ending Balance	$ 2	$ 2
Shares Outstanding Exercisable, end of period	16,667
Weighted Average Exercise Price Exercisable, end of period	$ 2
Weighted Average Remaining Contractual Life in Years Exercisable, end of period	5 years 10 months 24 days
Aggregate Intrinsic Value Exercisable, end of period | $	$ 0